UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Gold & Precious Metals Fund
	Shares	Value ($)
Common Stocks (a) 84.4%
Australia 10.2%
Medusa Mining Ltd.	409,248	2,340,030
Newcrest Mining Ltd.	1,076,792	38,462,673
Regis Resources Ltd.*	1,549,581	6,532,947

(Cost $24,166,915)		47,335,650
Canada 53.2%
Alamos Gold, Inc.	249,707	5,115,171
AuRico Gold, Inc.*	453,673	4,293,764
Barrick Gold Corp.	1,017,679	50,198,866
Canaco Resources, Inc.*	487,911	827,215
Detour Gold Corp.*	127,791	3,571,062
Eldorado Gold Corp.	1,277,811	19,357,683
Goldcorp, Inc.	1,001,576	48,445,633
Guyana Goldfields, Inc.*	568,601	4,661,315
IAMGOLD Corp.	588,862	9,825,133
Kinross Gold Corp.	1,864,550	21,068,467
New Gold, Inc.*	796,817	9,329,442
Osisko Mining Corp.*	1,011,019	12,059,227
Pan American Silver Corp.	97,838	2,245,190
Romarco Minerals, Inc.* (b)	545,838	675,017
Romarco Minerals, Inc.* (b)	915,763	1,138,842
Silver Wheaton Corp.	502,500	17,926,025
Tahoe Resources, Inc.*	270,845	5,607,602
Teranga Gold Corp. (CDI)* (c)	786,195	1,910,249
Torex Gold Resources, Inc.*	1,964,271	4,603,607
Torex Gold Resources, Inc.*	481,460	1,128,384
Yamana Gold, Inc.	1,347,527	23,316,638

(Cost $216,959,339)		247,304,532
Mexico 1.8%
Fresnillo PLC (d) (Cost $7,273,525)	302,787	8,293,249
South Africa 9.1%
AngloGold Ashanti Ltd.	393,333	18,008,506
Harmony Gold Mining Co., Ltd.	572,599	6,929,597
Impala Platinum Holdings Ltd.	802,096	17,544,330

(Cost $42,919,933)		42,482,433
United Kingdom 4.0%
Randgold Resources Ltd. (Cost $16,973,165)	162,377	18,500,356
United States 6.1%
Allied Nevada Gold Corp.* (e)	145,725	5,235,899
Newmont Mining Corp. (e)	375,536	23,087,954

(Cost $19,623,311)		28,323,853

Total Common Stocks (Cost $327,916,188)		392,240,073
Exchange-Traded Funds 10.8%
ETFS Palladium Trust*	12,005	815,139
SPDR Gold Trust*	291,248	49,311,199

Total Exchange-Traded Funds (Cost $44,820,404)		50,126,338

	Troy Ounces	Value ($)
Commodities 2.0%
Gold Bullion* (Cost $8,596,566)	5,171	8,985,439

	Shares	Value ($)
Securities Lending Collateral 5.1%
Daily Assets Fund Institutional, 0.24% (f) (g) (Cost $23,835,400)	23,835,400	23,835,400
Cash Equivalents 2.7%
Central Cash Management Fund, 0.07% (f) (Cost $12,555,472)	12,555,472	12,555,472

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $417,724,030) †	105.0	487,742,722
Other Assets and Liabilities, Net	(5.0)	(23,067,462)

Net Assets	100.0	464,675,260

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $435,819,184.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $51,923,538.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $85,363,011 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,439,473.

(a)	Securities are listed in country of domicile.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Listed on the Australian Securities Exchange.
(d)	Listed on the London Stock Exchange.
(e)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $23,205,604, which is 5.0% of net assets.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CDI: Chess Depositary Interest
SPDR: Standard & Poor's Depositary Receipt

At January 31, 2012, open futures contracts purchased were as follows

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Gold 100 oz Futures	USD	4/26/2012	11	1,914,440	109,340
Platinum Futures	USD	4/26/2012	11	873,455	84,765
Silver Futures	USD	3/28/2012	37	6,153,470	348,555
Total unrealized appreciation					542,660

At January 31, 2012, the DWS Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Premier producing companies	52%

Group II:
Major established producers	31%

Group III:
Junior producers with medium cost production	5%

Group IV:
Companies with some production on stream or in start-up	10%

Group V:
Primarily exploration companies with or without mineral resources	2%
100%

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals; commodity-linked derivative instruments, such as swaps, futures; and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of January 31, 2012, the Fund held $68,083,985 in the Subsidiary, representing 14.6% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$47,335,650	$—	$47,335,650
Canada	245,394,283	1,910,249	—	247,304,532
Mexico	—	8,293,249	—	8,293,249
South Africa	—	42,482,433	—	42,482,433
United Kingdom	—	18,500,356	—	18,500,356
United States	28,323,853	—	—	28,323,853
Exchange-Traded Funds	50,126,338	—	—	50,126,338
Commodities	8,985,439	—	—	8,985,439
Short-Term Investments(h)	36,390,872	—	—	36,390,872
Derivatives(i)	542,660	—	—	542,660
Total	$369,763,445	$118,521,937	$—	$488,285,382

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.
(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$542,660

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012